LEASES (Schedule of Maturities of Lease Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Lessee Disclosure [Abstract]
2021	$ 1,852
2022	1,784
2023	1,737
2024	1,623
2025 and after	653
Total lease payments	7,649
Less imputed interest	(277)
Total	$ 7,372	$ 7,018